Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Abacus FCF ETF Trust
Entity Central Index Key	0001604813
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Abacus FCF Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Leaders ETF
Class Name	Abacus FCF Leaders ETF
Trading Symbol	ABFL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF Leaders ETF for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abfl/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abfl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Leaders ETF	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 12.65% (NAV) and 12.56% (Market) and its benchmark returned 15.68%. On a benchmark relative basis, the best active contributors were Communication Services and Large Growth stocks. The main active detractors were Information Technology and Large Blend stocks. ABFL owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABFL was 4.17% compared to 3.32% for the benchmark.

Top Contributors
↑	AppLovin Corp. Ordinary Shares – Class A

Top Detractors
↓	Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/27/2016)
Abacus FCF Leaders ETF NAV	12.65	14.75	14.22
Russell 3000 Total Return	15.68	15.19	14.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abfl/ for more recent performance information. Visit https://abacusfcf.com/abfl/ for more recent performance information.
Net Assets	$ 720,810,996
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 3,242,383
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$720,810,996
Number of Holdings	63
Net Advisory Fee	$3,242,383
Portfolio Turnover	98%
30-Day SEC Yield	0.51%
30-Day SEC Yield Unsubsidized	0.51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.7%
ROBLOX Corp.	3.4%
AbbVie, Inc.	3.3%
Mastercard, Inc.	3.3%
Booking Holdings, Inc.	3.1%
Vertiv Holdings Co.	2.7%
Gilead Sciences, Inc.	2.6%
Autodesk, Inc.	2.6%
Amgen, Inc.	2.6%
Spotify Technology SA	2.5%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at https://abacusfcf.com/abfl/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the Fund’s name changed to Abacus FCF Leaders ETF (formerly FCF US Quality ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.).
Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.49%.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/abfl/
Abacus FCF International Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF International Leaders ETF
Class Name	Abacus FCF International Leaders ETF
Trading Symbol	ABLG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF International Leaders ETF for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/ablg/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/ablg/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF International Leaders ETF	$57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 1.38% (NAV) and 1.11% (Market) and its benchmark returned 14.73%. On a benchmark relative basis, the best active contributors were Consumer Discretionary stocks, Mid Blend stocks and exposure to Japan. The main active detractors were  Financials stocks, Large Blend stocks and exposure to United States. ABLG owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABLG was 5.97% compared to the benchmark’s 4.45%.

Top Contributors
↑	NetEase, Inc. ADR

Top Detractors
↓	Novo Nordisk AS Class B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
Abacus FCF International Leaders ETF NAV	1.38	6.12	4.72
MSCI AC WORLD INDEX ex USA Net (USD)	14.73	9.11	6.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/ablg/ for more recent performance information. Visit https://abacusfcf.com/ablg/ for more recent performance information.
Net Assets	$ 31,684,427
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 427,572
Investment Company Portfolio Turnover	143.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$31,684,427
Number of Holdings	58
Net Advisory Fee	$427,572
Portfolio Turnover	143%
30-Day SEC Yield	1.88%
30-Day SEC Yield Unsubsidized	1.88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	34.3%
Novartis AG	4.8%
Roche Holding AG	3.6%
Advantest Corp.	3.1%
PDD Holdings, Inc.	3.1%
AstraZeneca PLC	3.0%
Accenture PLC	3.0%
ASML Holding NV	2.9%
Safran SA	2.9%
Infosys Ltd.	2.7%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at https://abacusfcf.com/ablg/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the fund name changed to Abacus FCF International Leaders ETF (formerly FCF International Quality ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.).
Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.54%.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/ablg/
Abacus Flexible Bond Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus Flexible Bond Leaders ETF
Class Name	Abacus Flexible Bond Leaders ETF
Trading Symbol	ABXB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus Flexible Bond Leaders ETF for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abxb/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since August 1, 2024.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abxb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus Flexible Bond Leaders ETF	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 5.95% (NAV) and 5.81% (Market) and its benchmark returned 3.38%. On a benchmark relative basis, the best active contributor was iShares Broad USD High Yield Corp Bd ETF with an active return of 0.61%. The main active detractor was iShares International Treasury Bond ETF with an active return of -0.57%. The Fund seeks current income and capital preservation by dynamically allocating across diverse fixed income categories using a trend-following approach that can move to U.S. Treasury bills during unfavorable market conditions, creating intermediate core bond plus exposure seeking downside protection.

Top Contributors
↑	iShares Broad USD High Yield Corp. Bd ETF

Top Detractors
↓	iShares International Treasury Bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/07/2020)
Abacus Flexible Bond Leaders ETF NAV[1]	5.95	0.77
Bloomberg US Aggregate Bond Index	3.38	-1.02
Abacus Flexible Bond Leaders Index[1]	1.75	2.90
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abxb/ for more recent performance information. Visit https://abacusfcf.com/abxb/ for more recent performance information.
Net Assets	$ 2,435,770
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 86,942
Investment Company Portfolio Turnover	459.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$2,435,770
Number of Holdings	6
Net Advisory Fee	$86,942
Portfolio Turnover	459%
30-Day SEC Yield	5.83%
30-Day SEC Yield Unsubsidized	5.62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
iShares J.P. Morgan USD Emerging Markets Bond ETF	20.2%
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
iShares 0-5 Year High Yield Corporate Bond ETF	19.8%
Invesco Senior Loan ETF	19.8%
iShares International Treasury Bond ETF	19.5%
Mount Vernon Liquid Assets Portfolio, LLC	19.3%
Security Type Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at https://abacusfcf.com/abxb/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser and Sub Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
Changes to Fund’s Investment Objective or Goals:
Effective June 6, 2025, the Fund changed its objective to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index (formerly, Abacus Tactical High Yield Index) (the “Underlying Index”).
Changes to the Fund’s Principal Investment Strategy:
Effective June 6, 2025, the Underlying Index implemented a change to its rules-based methodology, which resulted in corresponding changes to the Fund’s principal investment strategy (the “Repositioning”). In connection with the Repositioning, the Fund transitioned from a tactical high yield bond strategy, which previously allocated between high yield bond ETFs and intermediate U.S.  Treasury ETFs, to a tactical intermediate core-plus bond strategy that employs a trend-following system. In addition, effective August 5, 2025, the Fund changed its 80% investment policy to the following: The Fund invests, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and/or other instruments that provide exposure to, or have economic characteristics similar to, bonds.
Fund Name Change:
Effective December 13, 2024, the Fund’s name changed to Abacus Tactical High Yield ETF (formerly Donoghue Forlines Tactical High Yield ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.). Effective June 6, 2025, the Fund’s name changed to Abacus Flexible Bond Leaders ETF in connection with the Repositioning.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/abxb/
Abacus FCF Innovation Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Innovation Leaders ETF
Class Name	Abacus FCF Innovation Leaders ETF
Trading Symbol	ABOT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF Innovation Leaders ETF for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abot/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abot/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Innovation Leaders ETF	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 24.11% (NAV) and 24.09% (Market) and its style-specific benchmark returned 23.85%. On a benchmark relative basis, the best active contributors were Consumer Staples and Large Growth stocks. The main active detractors were Information Technology and Small Blend stocks.  ABOT owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABOT was 4.03% compared to the benchmark’s 2.52%.

Top Contributors
↑	NVIDIA Corp.

Top Detractors
↓	Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/07/2020)
Abacus FCF Innovation Leaders ETF NAV	24.11	11.69
S&P 500 TR	16.33	14.02
Russell 1000 Growth Total Return	23.85	15.42
Abacus FCF Innovation Leaders Index	24.58	13.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abot/ for more recent performance information. Visit https://abacusfcf.com/abot/ for more recent performance information.
Net Assets	$ 6,744,967
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 123,528
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$6,744,967
Number of Holdings	51
Net Advisory Fee	$123,528
Portfolio Turnover	79%
30-Day SEC Yield	0.35%
30-Day SEC Yield Unsubsidized	0.15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	16.1%
NVIDIA Corp.	6.5%
Apple, Inc.	4.9%
AbbVie, Inc.	3.6%
Alphabet, Inc.	3.3%
ROBLOX Corp.	3.3%
Autodesk, Inc.	2.8%
Gilead Sciences, Inc.	2.8%
Adobe, Inc.	2.6%
Intuit, Inc.	2.5%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at  https://abacusfcf.com/abot/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser and Sub Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the Fund’s name changed to Abacus FCF Innovation Leaders ETF (formerly Donoghue Forlines Innovation ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.).
Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/abot/
Abacus FCF Real Assets Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Real Assets Leaders ETF
Class Name	Abacus FCF Real Assets Leaders ETF
Trading Symbol	ABLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF Real Assets Leaders ETF for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abld/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abld/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Real Assets Leaders ETF	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 0.14% (NAV) and 0.10% (Market) and its style-specific benchmark returned 7.64%. On a benchmark relative basis, the best active contributors were Health Care and Large Growth stocks. The main active detractors were Information Technology and Small Blend stocks. ABLD  owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABLD  was 7.99% compared to the benchmark’s 4.38%.

Top Contributors
↑	MPLX LP Partnership Units

Top Detractors
↓	Innovative Industrial Properties, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2021)
Abacus FCF Real Assets Leaders ETF NAV	0.14	10.96
S&P 500 TR	16.33	10.44
S&P Real Assets Equity Index (Net TR)	7.64	2.70
Abacus FCF Real Assets Leaders Index	0.14	10.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abld/ for more recent performance information. Visit https://abacusfcf.com/abld/ for more recent performance information.
Net Assets	$ 56,646,657
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 178,607
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$56,646,657
Number of Holdings	53
Net Advisory Fee	$178,607
Portfolio Turnover	101%
30-Day SEC Yield	4.53%
30-Day SEC Yield Unsubsidized	4.33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	16.4%
Shell PLC	5.9%
Honeywell International, Inc.	4.6%
MPLX LP	4.5%
Cheniere Energy Partners LP	4.3%
Emerson Electric Co.	4.1%
Vinci SA	3.7%
Plains All American Pipeline LP	3.5%
Gaming and Leisure Properties, Inc.	3.4%
Public Storage	3.2%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes to the Fund since  August 1, 2024. For more complete information, you may review the Fund’s prospectus at https://abacusfcf.com/abld/ or upon request at 1-800-617-0004.
Changes to Fund’s Investment Adviser and Sub Adviser:
On December 2, 2024, Abacus Global Management, Inc. (formerly, Abacus Life, Inc.), a pioneering alternative asset manager specializing in longevity and actuarial technology, completed the acquisition of FCF Advisors LLC. Effective December 10, 2024, the sub-advisory agreement with Donoghue Forlines LLC terminated and FCF Advisors LLC assumed day-to-day portfolio management responsibilities for the Fund. On December 27, 2024, as part of a rebranding effort in connection with the acquisition, FCF Advisors LLC changed its name to Abacus FCF Advisors LLC.
Fund Name Change:
Effective December 13, 2024, the Fund’s name changed to Abacus FCF Real Assets Leaders ETF (formerly Donoghue Forlines Yield Enhanced Real Asset ETF) as part of a rebranding effort in connection with the acquisition of FCF Advisors LLC by Abacus Global Management, Inc. (formerly, Abacus Life, Inc.).
Changes to Shareholder Fees (fees paid directly from your investment):
On February 1, 2025, the Adviser lowered the Fund’s investment advisory fee to 0.59%. The Adviser also contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://abacusfcf.com/abld/
Abacus FCF Small Cap Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Small Cap Leaders ETF
Class Name	Abacus FCF Small Cap Leaders ETF
Trading Symbol	ABLS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF Small Cap Leaders ETF for the period of February 18, 2025, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abls/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abls/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Abacus FCF Small Cap Leaders ETF	$17	0.39%
[2]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period from February 18, 2025 (commencement of operations) through July 31, 2025, the Fund returned -7.77% (NAV) and -7.76% (Market) and its style-specific benchmark returned -2.81%. On a benchmark relative basis, the best active contributors were Consumer Staples and Large Growth stocks. The main active detractors were Information Technology and Small Blend stocks.  ABLS owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2025, the cash flow return for ABLS was 7.71% compared to the benchmark’s 1.98%.

Top Contributors
↑	GMS, Inc.

Top Detractors
↓	Sylvamo Corp. Ordinary Shares

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/18/2021)[1]
Abacus FCF Small Cap Leaders ETF NAV	-5.06	4.69
S&P 500 TR	16.33	13.33
Russell 2000 Total Return Index	-0.55	0.79
Abacus FCF Small Cap Leaders Index[2]	-6.80	5.61[2]
[3],[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abls/ for more recent performance information. Visit https://abacusfcf.com/abls/ for more recent performance information.
Net Assets	$ 1,162,185
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 1,943
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$1,162,185
Number of Holdings	51
Net Advisory Fee	$1,943
Portfolio Turnover	83%
30-Day SEC Yield	0.71%
30-Day SEC Yield Unsubsidized	0.51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.0%
Applied Industrial Technologies, Inc.	3.6%
GMS, Inc.	3.4%
PJT Partners, Inc.	3.3%
Artisan Partners Asset Management, Inc.	3.1%
CommVault Systems, Inc.	3.0%
Zurn Elkay Water Solutions Corp.	2.7%
Watts Water Technologies, Inc.	2.7%
MRC Global, Inc.	2.4%
Tenable Holdings, Inc.	2.3%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://abacusfcf.com/abls/

[1]
1	Performance of the Fund and Abacus Flexible Bond Leaders Index (“Underlying Index”) shown prior to June 6, 2025, reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.

[2]
1	Annualized.

[3]
1	On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Fund’s investment adviser, Abacus FCF Advisors LLC, since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund, were transferred to the Fund in a tax-free transaction (the “Transaction”). Performance shown for periods prior to the date of the Transaction represents the performance of the Predecessor Account. Prior to the date of the Transaction, the Fund had not commenced investment operations. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act on registered investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

[4]
2	The performance of the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have performance data prior to that date.